Income/ loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income / loss per share: Basic
Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€ (29,259)	€ (115,704)	€ 54,012
Weighted average number of shares for the purpose of income / loss (-) per share	52,113,000	49,479,000	45,696,000
Basic income / loss (-) per share	€ (0.56)	€ (2.34)	€ 1.18
Income / loss per share: Diluted
Net income/ loss (-) attributable to owners of the parent (Euro, in thousands)	€ (29,259)	€ (115,704)	€ 54,012
Weighted average number of shares for the purpose of income / loss (-) per share	52,113,000	49,479,000	45,696,000
Number of dilutive potential ordinary shares			1,612,000
Diluted income / loss (-) per share	€ (0.56)	€ (2.34)	€ 1.14